State Street Target Retirement 2035 Fund Investment Objectives and Goals - State Street Target Retirement 2035 Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Target Retirement 2035 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street Target Retirement 2035 Fund (the “Target Retirement 2035 Fund” or the “Fund”) is to seek capital growth and income over the long term.